Vanguard Health Care Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Health Care Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. For purposes of the 80% policy, these companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other health care facilities, and the Fund may also consider companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund’s advisor strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. The Fund may invest up to 50% of its assets in foreign stocks.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.As a matter of fundamental policy, the Fund concentrates its investments (i.e., invests more than 25% of its assets) in the securities of issuers whose principal business activities are in the health care industry.